Related Party Transactions - Narrative (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 17, 2022	Jun. 30, 2023	Jun. 30, 2022
Related Party Transactions
Accounts payable and accrued liabilities		$ 12,737	$ 6,598
Officers
Related Party Transactions
Accounts payable and accrued liabilities		1,373	287
Telescope | MSA
Related Party Transactions
Accounts payable and accrued liabilities		115	793
Funding period	1 year
Amount of costs incurred		$ 764	$ 756